Intangible Assets - Additional Information (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Intangible Assets [Line Items]
Intangible assets with indefinite useful life	$ 3.2
Discount rate		12.50%
Intellectual Property and Rights
Disclosure Of Intangible Assets [Line Items]
Impairment		$ 0.1
Estimated recoverable amount	4.5	0.0
Cannabis Retail
Disclosure Of Intangible Assets [Line Items]
Impairment	$ 15.0
Inner Spirit
Disclosure Of Intangible Assets [Line Items]
Estimated useful life of intangible assets	8 years
Alcanna | Bottom of Range
Disclosure Of Intangible Assets [Line Items]
Estimated useful life of intangible assets	4 years
Alcanna | Top of Range
Disclosure Of Intangible Assets [Line Items]
Estimated useful life of intangible assets	9 years
Sun 8 Holdings Inc
Disclosure Of Intangible Assets [Line Items]
Estimated useful life of intangible assets	15 years
Impairment		0.8
Estimated recoverable amount		$ 1.5